LEASES - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
Remainder of 2023	$ 162
2024	328	$ 303
2025	279	328
2026		279
Total lease payments	769	910
Less: imputed interest	(88)	(123)
Present value of lease liabilities	681	$ 787
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	261	$ 234
Noncurrent lease liabilities	420	553
Finance Leases
Remainder of 2023	162
2024	268	360
2025	153	268
2026	23	153
2026		23
Total lease payments	606	804
Less: imputed interest	(51)	(77)
Present value of lease liabilities	555	$ 727
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	281	$ 316
Noncurrent lease liabilities	274	411
Total Lease Liabilities
Remainder of 2023	324
2024	596	663
2025	432	596
2026	23	432
2026		23
Total lease payments	1,375	1,714
Less: imputed interest	(139)	(200)
Present value of lease liabilities	1,236	1,514
Less: current portion of lease liabilities	542	550
Noncurrent lease liabilities	$ 694	$ 964